Janus Henderson Flexible Bond Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 18.1%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 0.9860%, 9/15/34 (144A)‡	$4,050,930	$4,052,052
Affirm Asset Securitization Trust 2020-Z2 A, 1.9000%, 1/15/25 (144A)	2,603,255	2,624,438
Affirm Asset Securitization Trust 2021-A A, 0.8800%, 8/15/25 (144A)	4,557,000	4,558,825
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	586,668	590,044
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	2,557,452	2,576,429
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	2,468,761	2,489,960
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	3,808,309	3,846,742
Angel Oak Mortgage Trust I LLC2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	4,219,603	4,241,913
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	11,212,655	11,188,366
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	2,972,478	2,977,901
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	1,760,650	1,997,687
Bank 2019-BN17, 3.7140%, 4/15/52	3,864,736	4,255,310
Bank 2019-BN18, 3.5840%, 5/15/62	6,717,260	7,345,604
Bank 2019-BN20, 3.0110%, 9/15/62	3,162,497	3,317,647
Bank 2019-BN23, 2.9200%, 12/15/52	5,689,139	5,941,820
Bank 2019-BNK24, 2.9600%, 11/15/62	1,656,800	1,734,682
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	9,721,000	10,852,192
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 0.9560%, 8/15/36 (144A)‡	3,044,000	3,042,167
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	4,045,000	4,165,102
BVRT Financing Trust, 1.8560%, 7/10/32‡	3,265,204	3,265,204
BVRT Financing Trust 2021-1F M1, 1.6100%, 7/1/33‡	4,267,000	4,267,000
BVRT Financing Trust 2021-CRT1 M2, 2.3560%, 1/10/33‡	4,145,000	4,145,000
BVRT Financing Trust 2021-CRT2 M1, 1.8560%, 11/10/32‡	6,583,910	6,583,910
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.8560%, 11/15/35 (144A)‡	4,085,903	4,085,474
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0260%, 10/15/36 (144A)‡	8,842,687	8,850,733
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.1860%, 10/15/36 (144A)‡	1,335,526	1,336,013
BX Commercial Mortgage Trust 2020-FOX A,
ICE LIBOR USD 1 Month + 1.0000%, 1.1060%, 11/15/32 (144A)‡	11,604,000	11,621,756
BX Commercial Mortgage Trust 2020-FOX B,
ICE LIBOR USD 1 Month + 1.3500%, 1.4560%, 11/15/32 (144A)‡	2,015,000	2,018,622
BX Commercial Mortgage Trust 2020-FOX C,
ICE LIBOR USD 1 Month + 1.5500%, 1.6560%, 11/15/32 (144A)‡	1,738,000	1,741,744
BX Commercial Mortgage Trust 2021-LBA AJV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	5,348,000	5,346,713
BX Commercial Mortgage Trust 2021-LBA AV,
ICE LIBOR USD 1 Month + 0.8000%, 0.9060%, 2/15/36 (144A)‡	6,081,000	6,076,717
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	4,297,000	4,504,517
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	2,160,000	2,305,592
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	4,295,000	4,530,845
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	6,443,000	6,624,629
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	4,909,000	5,283,224
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61 (144A)	7,539,000	7,511,474
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61 (144A)	2,768,000	2,759,683
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	7,635,432	7,632,740
Cold Storage Trust 2020-ICE5 A,
ICE LIBOR USD 1 Month + 0.9000%, 1.0060%, 11/15/37 (144A)‡	10,993,766	11,002,477
Cold Storage Trust 2020-ICE5 B,
ICE LIBOR USD 1 Month + 1.3000%, 1.4060%, 11/15/37 (144A)‡	4,888,412	4,893,972
Cold Storage Trust 2020-ICE5 C,
ICE LIBOR USD 1 Month + 1.6500%, 1.7560%, 11/15/37 (144A)‡	4,906,106	4,910,618
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	2,069,820	2,092,537
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	2,205,870	2,207,712
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0086%, 11/25/24‡	525,303	531,362
Connecticut Avenue Securities Trust 2015-C02 1M2,
ICE LIBOR USD 1 Month + 4.0000%, 4.1086%, 5/25/25‡	1,573,388	1,573,387

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0086%, 10/25/28‡	$972,318	$1,027,131
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 1/25/29‡	2,406,288	2,503,749
Connecticut Avenue Securities Trust 2016-C06 1M2,
ICE LIBOR USD 1 Month + 4.2500%, 4.3586%, 4/25/29‡	2,529,288	2,621,616
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6586%, 7/25/29‡	4,250,839	4,361,869
Connecticut Avenue Securities Trust 2017-C04 2M2C,
ICE LIBOR USD 1 Month + 2.8500%, 2.9586%, 11/25/29‡	4,840,667	4,866,333
Connecticut Avenue Securities Trust 2017-C05 1M2,
ICE LIBOR USD 1 Month + 2.2000%, 2.3086%, 1/25/30‡	5,506,797	5,559,012
Connecticut Avenue Securities Trust 2017-C06 1M2,
ICE LIBOR USD 1 Month + 2.6500%, 2.7586%, 2/25/30‡	4,695,620	4,733,573
Connecticut Avenue Securities Trust 2017-C07 1M2,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 5/25/30‡	5,367,712	5,374,292
Connecticut Avenue Securities Trust 2018-C01 1M2C,
ICE LIBOR USD 1 Month + 2.2500%, 2.3586%, 7/25/30‡	3,177,997	3,147,346
Connecticut Avenue Securities Trust 2018-C03 1M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 10/25/30‡	5,426,131	5,402,364
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4586%, 1/25/31‡	4,060,915	4,057,490
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5086%, 4/25/31 (144A)‡	1,776,949	1,779,396
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4086%, 8/25/31 (144A)‡	5,306,244	5,312,406
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 9/25/31 (144A)‡	4,896,139	4,907,317
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 6/25/39 (144A)‡	4,333,216	4,341,744
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 7/25/39 (144A)‡	4,886,825	4,895,604
Connecticut Avenue Securities Trust 2019-R06,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 9/25/39 (144A)‡	3,260,329	3,263,417
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2086%, 10/25/39 (144A)‡	6,388,258	6,391,509
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9086%, 1/25/40 (144A)‡	133,039	133,039
Connecticut Avenue Securities Trust 2020-R01 1M2,
ICE LIBOR USD 1 Month + 2.0500%, 2.1586%, 1/25/40 (144A)‡	4,550,887	4,543,710
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 1/25/40 (144A)‡	10,430,356	10,399,665
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0360%, 11/15/36 (144A)‡	3,744,959	3,747,667
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	5,714,000	5,764,676
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.0860%, 5/15/36 (144A)‡	10,122,000	10,126,722
Credit Suisse Commercial Mortgage Trust 2019-ICE4 C,
ICE LIBOR USD 1 Month + 1.4300%, 1.5360%, 5/15/36 (144A)‡	5,168,000	5,170,175
Credit Suisse Commercial Mortgage Trust 2020-UNFI, 4.1682%, 12/6/22‡	2,788,000	2,784,642
DB Master Finance LLC 2019-1A A23, 4.3520%, 5/20/49 (144A)	3,545,015	3,800,307
DB Master Finance LLC 2019-1A A2I, 3.7870%, 5/20/49 (144A)	4,181,325	4,249,457
DB Master Finance LLC 2019-1A A2II, 4.0210%, 5/20/49 (144A)	1,707,005	1,794,182
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	1,555,880	1,555,880
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	2,508,420	2,672,082
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	7,369,373	7,728,238
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	3,924,663	4,206,196
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	13,674,870	14,284,225
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	6,197,000	6,361,361
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	4,659,000	4,817,518
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	533,445	539,764
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	1,789,265	1,800,373
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	143,044	143,140
Exeter Automobile Receivables Trust 2021-1A C, 0.7400%, 1/15/26	1,133,000	1,127,236
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	3,626,000	3,593,587
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1086%, 7/25/25‡	3,274,448	3,349,609
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8086%, 4/25/28‡	2,129,518	2,253,246
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1086%, 3/25/31‡	6,748,458	6,718,206
Fannie Mae REMICS, 3.0000%, 5/25/48	8,052,678	8,556,156
Fannie Mae REMICS, 3.0000%, 11/25/49	11,881,255	12,572,662
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.6586%, 7/25/28‡	2,406,093	2,525,618

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M2,
ICE LIBOR USD 1 Month + 1.3500%, 1.4586%, 3/25/29‡	$27,818	$27,821
Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M1,
ICE LIBOR USD 1 Month + 0.7500%, 0.8676%, 3/25/30‡	56,479	56,514
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 M2,
ICE LIBOR USD 1 Month + 2.1500%, 2.2586%, 12/25/30 (144A)‡	3,444,000	3,435,354
Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA4 M2,
ICE LIBOR USD 1 Month + 1.9500%, 2.0586%, 10/25/49 (144A)‡	1,183,089	1,181,178
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA1 M2,
ICE LIBOR USD 1 Month + 1.7000%, 1.8086%, 1/25/50 (144A)‡	7,152,804	7,123,249
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA6 M2,
US 30 Day Average SOFR + 2.0000%, 2.0167%, 12/25/50 (144A)‡	5,597,000	5,572,549
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.2586%, 9/25/50 (144A)‡	3,219,000	3,242,552
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2,
US 30 Day Average SOFR + 2.6000%, 2.6167%, 11/25/50 (144A)‡	9,333,000	9,373,822
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 2.3167%, 8/25/33 (144A)‡	4,973,000	4,974,992
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA1 M2,
US 30 Day Average SOFR + 2.2500%, 2.2667%, 8/25/33 (144A)‡	4,393,000	4,348,983
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1400%, 12/15/36 (144A)‡	2,050,000	2,049,362
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4400%, 12/15/36 (144A)‡	2,296,000	2,283,717
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7390%, 12/15/36 (144A)‡	2,558,000	2,533,259
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	2,505,214	2,826,379
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	4,185,984	4,682,095
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	4,121,000	4,305,742
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	4,515,000	4,524,402
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	6,981,107	7,464,157
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	6,954,051	7,125,993
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	9,239,183	9,644,255
Life Financial Services Trust 2021-BMR A,
ICE LIBOR USD 1 Month + 0.7000%, 0.8060%, 3/15/38 (144A)‡	13,778,000	13,783,275
Life Financial Services Trust 2021-BMR C,
ICE LIBOR USD 1 Month + 1.1000%, 1.2060%, 3/15/38 (144A)‡	6,599,000	6,602,433
Mercury Financial Credit Card Master Trust 2021-1A A,
1.5400%, 3/20/26 (144A)	6,186,000	6,180,429
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	4,025,000	4,227,695
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	2,234,425	2,408,224
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	2,985,000	3,266,717
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	4,192,640	4,735,941
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	6,272,995	7,131,059
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	3,956,938	4,245,637
Newday Funding Master Issuer PLC 2021-1A A2,
SOFR + 1.1000%, 1.1500%, 3/15/29 (144A)‡	4,332,000	4,348,579
NRZ Excess Spread Collateralized Notes 2020-PLS1 A,
3.8440%, 12/25/25 (144A)	2,345,428	2,369,513
Oak Street Investment Grade Net Lease Fund 2020-1A A1,
1.8500%, 11/20/50 (144A)	4,858,592	4,881,929
Oak Street Investment Grade Net Lease Fund 2020-1A A5,
3.3900%, 11/20/50 (144A)	6,844,000	6,985,605
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	2,347,000	2,388,354
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	2,534,000	2,581,334
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	3,593,850	3,659,148
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	6,545,150	6,174,469
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	1,718,816	1,735,500
Preston Ridge Partners Mortgage Trust 2020-3, 2.8570%, 9/25/25 (144A)Ç	7,272,282	7,336,549
Preston Ridge Partners Mortgage Trust 2020-4 A1, 2.9510%, 10/25/25 (144A)Ç	4,476,492	4,497,014
Preston Ridge Partners Mortgage Trust 2020-5 A1, 3.1040%, 11/25/25 (144A)Ç	2,387,175	2,393,892
Santander Drive Auto Receivables Trust 2020-3 D, 1.6400%, 11/16/26	8,839,000	8,950,606
Santander Drive Auto Receivables Trust 2021-1 D, 1.1300%, 11/16/26	15,238,000	15,132,166
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	1,035,844	1,051,114
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50 (144A)‡	1,087,978	1,113,786
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	929,048	939,593
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	1,825,848	1,839,638
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	5,527,873	5,582,265
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46 (144A)	3,825,938	4,127,640
Taco Bell Funding LLC 2018-1A A2I, 4.3180%, 11/25/48 (144A)	3,775,105	3,792,313
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48 (144A)	3,332,298	3,606,054
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26 (144A)	3,808,000	3,816,515

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	$9,359,000	$9,350,486
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	4,083,000	3,944,082
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	2,510,330	2,551,614
VCAT Asset Securitization LLC 2021-NPL1 A1, 2.2891%, 12/26/50 (144A)	2,177,645	2,176,384
Wells Fargo Commercial Mortgage Trust 2021-SAVE A,
ICE LIBOR USD 1 Month + 1.1500%, 1.2560%, 2/15/40 (144A)‡	2,991,000	2,998,522
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	2,618,055	2,715,172
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	705,308	740,335
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	3,780,210	3,998,489
Westlake Automobile Receivable Trust 2020-1A D, 2.8000%, 6/16/25 (144A)	4,016,000	4,159,075
Wingstop Funding LLC 2020-1A A2, 2.8410%, 12/5/50 (144A)	5,841,000	5,899,254
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $690,801,398)		698,562,817
Bank Loans and Mezzanine Loans– 0.6%
Basic Industry – 0.2%
Alpha 3 BV, ICE LIBOR USD 1 Month + 2.5000%, 3.0000%, 3/18/28ƒ,‡	7,170,000	7,143,112
Consumer Non-Cyclical – 0.4%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8651%, 8/1/27‡	15,711,691	15,492,827
Total Bank Loans and Mezzanine Loans (cost $22,846,004)		22,635,939
Corporate Bonds– 41.0%
Banking – 7.5%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	7,091,000	7,716,233
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	12,335,000	13,491,962
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	9,958,000	9,937,210
Bank of America Corp, ICE LIBOR USD 3 Month + 3.1350%, 5.2000%‡,#,µ	3,308,000	3,456,860
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	8,722,000	9,653,510
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	12,222,000	13,241,926
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	5,610,000	6,167,802
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	3,812,000	4,012,726
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	12,211,000	11,484,457
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	7,474,000	8,215,294
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	3,539,000	3,659,991
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	6,373,000	6,686,109
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4660%, 5.3500%‡,#,µ	4,028,000	4,143,805
Citigroup Inc, ICE LIBOR USD 3 Month + 3.4230%, 6.3000%‡,µ	919,000	976,263
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	4,180,000	4,503,950
Citigroup Inc, SOFR + 3.8130%, 5.0000%‡,µ	4,186,000	4,312,836
Citizens Financial Group Inc, 2.6380%, 9/30/32 (144A)	5,960,000	5,706,702
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	4,084,000	4,482,217
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	7,465,000	7,674,110
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	1,713,000	1,736,753
Credit Suisse Group AG,
US Treasury Yield Curve Rate 5 Year + 3.5540%, 4.5000% (144A)‡,µ	10,523,000	9,865,312
Goldman Sachs Group Inc, 3.5000%, 4/1/25	10,532,000	11,410,502
Goldman Sachs Group Inc,
US Treasury Yield Curve Rate 5 Year + 3.2240%, 4.9500%‡,µ	2,755,000	2,914,239
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	6,523,000	6,527,002
HSBC Holdings PLC, SOFR + 1.2900%, 1.5890%, 5/24/27‡	11,757,000	11,570,300
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	3,771,000	3,873,060
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	10,436,000	11,541,767
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	18,772,000	19,119,119
JPMorgan Chase & Co, SOFR + 3.3800%, 5.0000%, 7/31/69‡	3,305,000	3,416,544
JPMorgan Chase & Co, SOFR + 3.1250%, 4.6000%, 1/23/70‡	3,489,000	3,528,251
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	11,131,000	11,500,908
Morgan Stanley, 3.9500%, 4/23/27	9,352,000	10,348,691
Morgan Stanley, SOFR + 1.0340%, 1.7940%, 2/13/32‡	9,121,000	8,513,165
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	9,217,000	8,793,755
SVB Financial Group, 3.1250%, 6/5/30	11,597,000	12,046,003
SVB Financial Group, 1.8000%, 2/2/31	4,138,000	3,815,308
SVB Financial Group,
US Treasury Yield Curve Rate 10 Year + 3.0640%, 4.1000%‡,µ	10,455,000	10,481,137
Westpac Banking Corp,
US Treasury Yield Curve Rate 5 Year + 1.7500%, 2.6680%, 11/15/35‡	9,057,000	8,594,187
		289,119,966
Basic Industry – 1.2%
Axalta Coating Systems Ltd, 3.3750%, 2/15/29 (144A)	12,726,000	12,410,395
Constellium NV, 5.7500%, 5/15/24 (144A)	5,610,000	5,680,125
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	9,731,000	9,602,063
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	5,695,000	5,766,473
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	11,369,000	12,124,854
		45,583,910

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Brokerage – 0.8%
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	$16,925,000	$18,696,540
Charles Schwab Corp,
US Treasury Yield Curve Rate 10 Year + 3.0790%, 4.0000%‡,µ	6,795,000	6,679,485
Raymond James Financial Inc, 5.6250%, 4/1/24#	3,731,000	4,262,766
		29,638,791
Capital Goods – 2.3%
Boeing Co, 4.5080%, 5/1/23	9,194,000	9,841,109
Boeing Co, 4.8750%, 5/1/25	6,766,000	7,533,589
Boeing Co, 2.1960%, 2/4/26	3,280,000	3,269,829
Boeing Co, 3.2500%, 2/1/28	3,498,000	3,618,193
Boeing Co, 3.6250%, 2/1/31	7,491,000	7,837,117
Boeing Co, 3.6000%, 5/1/34	8,516,000	8,516,450
Boeing Co, 3.9500%, 8/1/59	4,542,000	4,366,273
General Electric Co, 6.7500%, 3/15/32	2,913,000	3,901,572
TransDigm Inc, 4.6250%, 1/15/29 (144A)	15,272,000	15,058,956
Wabtec Corp, 4.4000%, 3/15/24	3,569,000	3,880,417
Wabtec Corp, 3.4500%, 11/15/26	5,591,000	6,025,704
Wabtec Corp, 4.9500%, 9/15/28	4,908,000	5,591,987
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	8,049,000	8,515,234
		87,956,430
Communications – 5.0%
AT&T Inc, 3.5000%, 9/15/53 (144A)	2,687,000	2,483,153
AT&T Inc, 3.5500%, 9/15/55 (144A)	3,851,000	3,524,075
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	11,008,000	11,032,438
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32 (144A)	16,559,000	16,765,987
CenturyLink Inc, 6.4500%, 6/15/21	5,532,000	5,572,107
CenturyLink Inc, 5.8000%, 3/15/22	3,617,000	3,743,957
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	1,966,000	2,559,754
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	1,573,000	1,825,941
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	3,715,000	3,985,137
Charter Communications Operating LLC / Charter Communications Operating Capital, 3.7000%, 4/1/51	3,895,000	3,643,011
Crown Castle International Corp, 3.6500%, 9/1/27	4,660,000	5,078,167
Crown Castle International Corp, 4.3000%, 2/15/29	1,731,000	1,940,299
Crown Castle International Corp, 3.1000%, 11/15/29	5,632,000	5,813,343
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	8,738,000	8,679,281
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	8,782,000	8,638,107
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	6,754,000	6,365,645
GCI LLC, 4.7500%, 10/15/28 (144A)	16,105,000	16,487,494
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	7,231,000	7,619,666
Netflix Inc, 3.6250%, 6/15/25 (144A)	18,799,000	20,036,444
SBA Communications Corp, 3.1250%, 2/1/29 (144A)	9,092,000	8,738,776
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	12,376,000	12,390,232
T-Mobile USA Inc, 2.2500%, 2/15/26	4,379,000	4,410,485
T-Mobile USA Inc, 2.6250%, 2/15/29	10,999,000	10,680,469
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	5,047,000	4,684,373
Verizon Communications Inc, 3.0000%, 3/22/27	1,362,000	1,457,371
Verizon Communications Inc, 2.1000%, 3/22/28	2,904,000	2,916,169
Verizon Communications Inc, 3.4000%, 3/22/41	3,482,000	3,534,875
Verizon Communications Inc, 4.8620%, 8/21/46	3,482,000	4,177,166
Verizon Communications Inc, 3.5500%, 3/22/51	4,905,000	4,898,117
		193,682,039
Consumer Cyclical – 4.7%
1011778 BC ULC / New Red Finance Inc, 4.0000%, 10/15/30 (144A)	17,474,000	16,862,410
Booking Holdings Inc, 4.1000%, 4/13/25	16,568,000	18,461,323
Choice Hotels International Inc, 3.7000%, 12/1/29	7,884,000	8,262,117
Choice Hotels International Inc, 3.7000%, 1/15/31	2,031,000	2,135,475
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	9,416,000	9,562,709
Ford Motor Credit Co LLC, 3.3750%, 11/13/25	12,857,000	13,075,569
Ford Motor Credit Co LLC, 4.0000%, 11/13/30	5,662,000	5,616,647
General Motors Co, 4.2000%, 10/1/27	2,929,000	3,214,448
General Motors Co, 5.0000%, 10/1/28	4,389,000	5,029,830
General Motors Co, 5.4000%, 4/1/48	3,114,000	3,691,434
General Motors Financial Co Inc, 4.3500%, 4/9/25	2,594,000	2,845,150
General Motors Financial Co Inc, 4.3000%, 7/13/25	1,903,000	2,092,562
General Motors Financial Co Inc, 4.3500%, 1/17/27	4,989,000	5,540,329
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	3,032,000	3,399,115
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	5,499,000	6,174,552
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	615,000	689,384

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Cyclical– (continued)
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	$9,581,000	$9,966,635
GoDaddy Operating Co LLC / GD Finance Co Inc, 3.5000%, 3/1/29 (144A)	12,462,000	12,243,915
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	4,713,000	4,964,564
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	11,657,000	13,052,343
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	4,615,000	5,083,422
MDC Holdings Inc, 5.5000%, 1/15/24	6,821,000	7,520,152
MGM Resorts International, 7.7500%, 3/15/22	1,255,000	1,322,017
Nordstrom Inc, 4.3750%, 4/1/30#	6,926,000	7,090,397
Service Corp International/US, 3.3750%, 8/15/30	3,516,000	3,431,792
Yum! Brands Inc, 4.6250%, 1/31/32	8,738,000	8,912,804
		180,241,095
Consumer Non-Cyclical – 4.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	8,648,000	10,330,415
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	4,829,000	5,459,638
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	8,765,000	9,290,900
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	6,402,000	6,685,993
Catalent Pharma Solutions Inc, 3.1250%, 2/15/29 (144A)	2,183,000	2,095,680
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	4,639,000	4,658,298
CVS Health Corp, 4.2500%, 4/1/50	1,107,000	1,242,612
DaVita Inc, 4.6250%, 6/1/30 (144A)	7,158,000	7,293,000
DaVita Inc, 3.7500%, 2/15/31 (144A)	9,328,000	8,896,393
Elanco Animal Health Inc, 5.2720%, 8/28/23	7,511,000	8,083,714
Hasbro Inc, 3.9000%, 11/19/29	14,978,000	16,108,247
Hasbro Inc, 6.3500%, 3/15/40	1,347,000	1,721,339
Hasbro Inc, 5.1000%, 5/15/44	8,534,000	9,492,802
HCA Inc, 5.3750%, 2/1/25	3,932,000	4,386,205
HCA Inc, 3.5000%, 9/1/30	5,554,000	5,601,041
HCA Inc, 5.5000%, 6/15/47	1,687,000	2,098,281
HCA Inc, 5.2500%, 6/15/49	2,530,000	3,095,882
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	4,381,000	4,797,195
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	8,841,000	9,985,909
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	8,840,000	9,783,626
Kraft Heinz Foods Co, 5.0000%, 6/4/42	4,757,000	5,353,535
Kraft Heinz Foods Co, 4.3750%, 6/1/46	1,369,000	1,431,110
Kraft Heinz Foods Co, 4.8750%, 10/1/49	3,200,000	3,589,160
Pilgrim's Pride Corp, 4.2500%, 4/15/31 (144A)	14,200,000	14,146,466
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	3,405,000	3,306,562
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	6,571,000	6,261,833
Sysco Corp, 6.6000%, 4/1/40	2,640,000	3,682,882
Sysco Corp, 6.6000%, 4/1/50	2,515,000	3,632,592
		172,511,310
Electric – 2.1%
Ameren Corp, 3.5000%, 1/15/31	7,207,000	7,648,439
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	8,242,000	8,901,360
Dominion Energy Inc, 3.3750%, 4/1/30	5,893,000	6,274,392
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	981,000	943,899
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	16,329,000	17,788,151
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	3,917,000	4,139,267
NRG Energy Inc, 7.2500%, 5/15/26	12,986,000	13,505,440
NRG Energy Inc, 6.6250%, 1/15/27	5,188,000	5,395,520
NRG Energy Inc, 3.3750%, 2/15/29 (144A)	7,856,000	7,669,420
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	8,868,000	8,646,300
		80,912,188
Energy – 2.5%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29	8,912,000	9,392,879
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	18,007,000	18,700,990
Cheniere Energy Partners LP, 4.0000%, 3/1/31 (144A)	5,768,000	5,868,940
Continental Resources Inc, 5.7500%, 1/15/31 (144A)	8,826,000	9,972,144
Energy Transfer Operating LP, 5.8750%, 1/15/24	5,680,000	6,322,830
Energy Transfer Operating LP, 5.5000%, 6/1/27	1,045,000	1,205,122
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	13,129,000	13,273,419
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	2,520,000	2,817,552
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	12,541,000	13,017,590
ONEOK Inc, 5.8500%, 1/15/26	2,299,000	2,691,359
ONEOK Inc, 6.3500%, 1/15/31	4,914,000	6,170,037
ONEOK Inc, 7.1500%, 1/15/51	1,283,000	1,729,868
Transcontinental Gas Pipe Line Co LLC, 3.9500%, 5/15/50	4,395,000	4,492,687
		95,655,417

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Finance Companies – 0.4%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	$7,431,000	$7,152,337
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	10,861,000	10,453,712
		17,606,049
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	8,598,000	9,003,493
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 3.5139%‡,µ	11,873,000	11,219,985
Information Technology Services – 0.2%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	9,179,000	9,227,190
Insurance – 2.1%
Brown & Brown Inc, 4.5000%, 3/15/29	5,504,000	6,183,047
Brown & Brown Inc, 2.3750%, 3/15/31	924,000	888,352
Centene Corp, 4.2500%, 12/15/27	9,946,000	10,461,962
Centene Corp, 4.6250%, 12/15/29	12,415,000	13,436,817
Centene Corp, 3.3750%, 2/15/30	2,056,000	2,075,265
Centene Corp, 3.0000%, 10/15/30	15,351,000	15,325,517
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	18,267,000	18,796,012
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	12,925,000	13,069,760
		80,236,732
Real Estate Investment Trusts (REITs) – 1.5%
Agree LP, 2.9000%, 10/1/30	11,853,000	11,938,094
Lexington Realty Trust, 2.7000%, 9/15/30	10,633,000	10,378,639
MPT Operating Partnership LP/MPT Finance Corp, 3.5000%, 3/15/31	9,959,000	9,772,966
Omega Healthcare Investors Inc, 3.2500%, 4/15/33	19,001,000	18,202,873
Rexford Industrial Realty Inc, 2.1250%, 12/1/30	8,854,000	8,275,060
		58,567,632
Technology – 5.7%
Broadcom Inc, 4.1500%, 11/15/30	8,300,000	8,958,689
Broadcom Inc, 4.3000%, 11/15/32	6,156,000	6,702,262
Broadcom Inc, 3.5000%, 2/15/41 (144A)	9,321,000	8,927,125
Broadcom Inc, 3.7500%, 2/15/51 (144A)	7,945,000	7,597,136
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,270,000	20,271,482
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	9,647,000	9,431,853
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	8,983,000	8,782,679
Equifax Inc, 2.6000%, 12/15/25	7,434,000	7,793,042
Gartner Inc, 3.7500%, 10/1/30 (144A)	1,740,000	1,725,610
Global Payments Inc, 3.2000%, 8/15/29	2,526,000	2,660,412
Marvell Technology Group Ltd, 4.2000%, 6/22/23	3,277,000	3,506,345
Marvell Technology Group Ltd, 4.8750%, 6/22/28	6,679,000	7,656,145
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	9,456,000	9,847,783
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	7,408,000	7,739,490
MSCI Inc, 3.6250%, 9/1/30 (144A)	6,112,000	6,214,987
MSCI Inc, 3.8750%, 2/15/31 (144A)	11,796,000	12,046,665
Qorvo Inc, 3.3750%, 4/1/31 (144A)	10,000,000	9,798,900
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	8,183,000	8,067,947
SK Hynix Inc, 1.5000%, 1/19/26 (144A)	7,647,000	7,525,260
SK Hynix Inc, 2.3750%, 1/19/31 (144A)	4,928,000	4,659,897
Total System Services Inc, 4.8000%, 4/1/26	15,415,000	17,627,359
Trimble Inc, 4.7500%, 12/1/24	10,286,000	11,511,543
Trimble Inc, 4.9000%, 6/15/28	9,954,000	11,482,628
Twilio Inc, 3.6250%, 3/15/29	3,480,000	3,522,908
Twilio Inc, 3.8750%, 3/15/31	3,480,000	3,554,333
VMware Inc, 4.5000%, 5/15/25	4,801,000	5,354,755
VMware Inc, 4.6500%, 5/15/27	5,687,000	6,446,298
		219,413,533
Total Corporate Bonds (cost $1,538,584,011)		1,580,575,760
Inflation-Indexed Bonds– 4.1%
United States Treasury Inflation Indexed Bonds, 0.6250%, 4/15/23ÇÇ	122,827,265	130,676,695
United States Treasury Inflation Indexed Bonds, 0.1250%, 1/15/31ÇÇ	26,248,953	28,254,195
Total Inflation-Indexed Bonds (cost $159,009,661)		158,930,890
Mortgage-Backed Securities– 15.5%
Fannie Mae:
1.5000%, TBA, 15 Year Maturity	2,307,597	2,317,335
2.0000%, TBA, 15 Year Maturity	17,396,694	17,851,792
2.0000%, TBA, 30 Year Maturity	102,003,603	101,795,312
2.5000%, TBA, 15 Year Maturity	2,932,700	3,051,856
3.5000%, TBA, 30 Year Maturity	11,048,000	11,671,549
2.5000%, TBA, 30 Year Maturity	32,465,914	33,313,274
		170,001,118
Fannie Mae Pool:
3.0000%, 10/1/34	46,647	49,653
2.5000%, 11/1/34	3,780,523	3,961,049

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
3.0000%, 11/1/34	$229,293	$245,652
3.0000%, 12/1/34	233,510	249,794
6.0000%, 2/1/37	1,072,389	1,250,251
4.5000%, 11/1/42	1,117,190	1,251,544
3.0000%, 1/1/43	199,226	211,217
3.0000%, 2/1/43	392,769	418,984
3.0000%, 5/1/43	1,338,669	1,413,233
5.0000%, 7/1/44	6,611,925	7,504,770
4.5000%, 10/1/44	2,573,519	2,876,658
4.5000%, 3/1/45	3,982,935	4,452,090
4.5000%, 6/1/45	2,252,461	2,518,163
3.5000%, 12/1/45	1,831,509	1,961,008
4.5000%, 2/1/46	4,044,228	4,530,587
3.5000%, 7/1/46	9,484,025	10,224,281
3.0000%, 9/1/46	3,799,829	4,025,793
3.0000%, 1/1/47	13,704,939	14,519,931
3.0000%, 2/1/47	51,942,913	55,031,804
3.5000%, 3/1/47	1,574,310	1,685,624
3.5000%, 7/1/47	1,329,825	1,423,852
3.5000%, 8/1/47	3,251,761	3,447,989
3.0000%, 2/1/48	507,090	536,610
3.0000%, 5/1/48	233,323	245,714
5.0000%, 5/1/48	1,154,034	1,277,388
3.5000%, 7/1/48	38,119,322	40,659,995
3.0000%, 11/1/48	6,445,481	6,776,859
4.0000%, 2/1/49	2,295,887	2,464,910
3.0000%, 8/1/49	2,418,808	2,557,231
3.0000%, 8/1/49	740,733	783,124
3.0000%, 9/1/49	311,258	326,704
2.5000%, 1/1/50	799,496	823,731
2.5000%, 10/1/50	2,770,175	2,845,337
2.5000%, 1/1/51	8,084,372	8,296,264
3.5000%, 8/1/56	25,133,813	27,382,177
3.0000%, 2/1/57	13,968,654	15,015,544
3.0000%, 6/1/57	53,218	57,183
		233,302,698
Freddie Mac Gold Pool:
3.5000%, 1/1/47	1,113,581	1,208,661
Freddie Mac Pool:
3.0000%, 5/1/31	14,003,544	14,897,918
3.0000%, 9/1/32	454,209	484,343
3.0000%, 10/1/32	574,675	608,269
3.0000%, 1/1/33	289,225	308,414
2.5000%, 12/1/33	12,120,723	12,660,556
3.0000%, 10/1/34	90,983	97,114
3.0000%, 10/1/34	37,942	40,387
2.5000%, 11/1/34	3,167,296	3,318,756
2.5000%, 11/1/34	1,458,378	1,528,118
6.0000%, 4/1/40	1,908,465	2,229,454
3.5000%, 7/1/42	73,237	79,493
3.5000%, 8/1/42	100,408	108,985
3.5000%, 8/1/42	77,754	84,396
3.5000%, 2/1/43	4,489,285	4,888,105
3.0000%, 3/1/43	1,107,252	1,173,520
3.0000%, 6/1/43	168,751	174,656
3.5000%, 2/1/44	5,967,967	6,498,152
4.5000%, 5/1/44	2,034,747	2,274,536
3.5000%, 12/1/44	71,575	77,394
3.0000%, 1/1/46	134,634	143,575
4.0000%, 2/1/46	4,779,967	5,302,646
3.0000%, 8/1/46	908,231	954,852
4.0000%, 3/1/47	13,173	14,406
3.0000%, 4/1/47	1,248,561	1,312,652
3.5000%, 4/1/47	64,619	69,701
3.5000%, 9/1/47	24,415	25,892
4.5000%, 7/1/48	1,915,252	2,085,912
5.0000%, 9/1/48	586,936	651,775
3.0000%, 8/1/49	720,160	761,362
3.0000%, 12/1/49	1,403,035	1,459,709
3.0000%, 12/1/49	904,068	940,587
2.5000%, 1/1/50	328,410	338,365
3.0000%, 3/1/50	496,534	519,494
		66,113,494

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Ginnie Mae:
2.0000%, TBA, 30 Year Maturity	$68,003,000	$68,639,508
2.5000%, TBA, 30 Year Maturity	17,675,329	18,235,283
		86,874,791
Ginnie Mae I Pool:
4.0000%, 8/15/47	1,772,102	1,928,435
4.0000%, 11/15/47	2,487,450	2,706,890
4.0000%, 12/15/47	3,414,793	3,716,041
		8,351,366
Ginnie Mae II Pool:
4.0000%, 8/20/47	630,471	687,505
4.0000%, 8/20/47	362,598	399,413
4.5000%, 2/20/48	3,870,989	4,215,831
4.0000%, 5/20/48	16,183,184	17,397,853
4.5000%, 5/20/48	1,181,318	1,300,607
4.0000%, 6/20/48	4,518,650	4,857,809
5.0000%, 8/20/48	4,897,470	5,347,507
		34,206,525
Total Mortgage-Backed Securities (cost $589,649,626)		600,058,653
United States Treasury Notes/Bonds– 17.6%
0.1250%, 2/28/23	2,553,000	2,551,404
0.3750%, 1/31/26	44,756,900	43,648,468
0.5000%, 2/28/26	184,543,000	181,062,974
1.1250%, 2/29/28	16,758,500	16,465,226
0.8750%, 11/15/30	56,162,300	51,941,352
1.1250%, 2/15/31	155,185,800	146,626,333
1.1250%, 5/15/40	15,941,000	13,006,860
1.3750%, 11/15/40	18,848,000	16,032,580
1.8750%, 2/15/41	17,395,000	16,196,376
2.7500%, 8/15/42	54,525,300	58,486,904
1.3750%, 8/15/50	73,904,400	57,668,527
1.6250%, 11/15/50	92,045,800	76,700,039
Total United States Treasury Notes/Bonds (cost $709,738,274)		680,387,043
Preferred Stocks– 0.7%
Banks – 0.7%
First Republic Bank/CA, 4.1250%µ	472,700	11,817,500
Truist Financial Corp, 4.7500%µ	557,825	14,363,994
Total Preferred Stocks (cost $25,763,125)		26,181,494
Investment Companies– 9.3%
Money Markets – 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº,£((cost $358,300,413)	358,264,586	358,300,413
Investments Purchased with Cash Collateral from Securities Lending– 0.2%
Investment Companies – 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº,£	7,002,253	7,002,253
Time Deposits – 0%
Royal Bank of Canada, 0.0300%, 4/1/21	$1,750,563	1,750,563
Total Investments Purchased with Cash Collateral from Securities Lending (cost $8,752,816)		8,752,816
Total Investments (total cost $4,103,445,328) – 107.1%		4,134,385,825
Liabilities, net of Cash, Receivables and Other Assets – (7.1)%		(274,123,278)
Net Assets – 100%		$3,860,262,547

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,982,926,886	96.3%
United Kingdom	47,945,457	1.2
France	35,558,065	0.9
Canada	16,862,410	0.4
Belgium	15,790,053	0.4
South Korea	12,185,157	0.3
Switzerland	9,865,312	0.2
Australia	8,594,187	0.2
Mexico	4,658,298	0.1

Total	$4,134,385,825	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - 9.3%
Money Markets - 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$162,987	$(13,580)	$-	$358,300,413
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	41,044∆	-	-	7,002,253
Total Affiliated Investments - 9.5%	$204,031	$(13,580)	$-	$365,302,666

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - 9.3%
Money Markets - 9.3%
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	232,545,984	1,651,048,008	(1,525,279,999)	358,300,413
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	2,782,512	339,506,083	(335,286,342)	7,002,253

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
5 Year US Treasury Note	52	7/6/21	$6,416,719	$(78,406)	$(8,531)
Ultra 10-Year Treasury Note	10	6/30/21	1,436,875	(50,547)	(3,438)
Total - Futures Purchased				(128,953)	(11,969)
Futures Sold:
2 Year US Treasury Note	8	7/6/21	(1,765,813)	1,750	375
Total				$(127,203)	$(11,594)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2021

Market Value
Futures contracts, purchased	$ 8,225,148
Futures contracts, sold	1,612,468

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ULC	Unlimited Liability Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $1,095,348,564, which represents 28.4% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ÇÇ	Security is a U.S. Treasury Inflation-Protected Security (TIPS).

ºº	Rate shown is the 7-day yield as of March 31, 2021.

#	Loaned security; a portion of the security is on loan at March 31, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$698,562,817	$-
Bank Loans and Mezzanine Loans	-	22,635,939	-
Corporate Bonds	-	1,580,575,760	-
Inflation-Indexed Bonds	-	158,930,890	-
Mortgage-Backed Securities	-	600,058,653	-
United States Treasury Notes/Bonds	-	680,387,043	-
Preferred Stocks	-	26,181,494	-
Investment Companies	-	358,300,413	-
Investments Purchased with Cash Collateral from Securities Lending	-	8,752,816	-
Total Investments in Securities	$-	$4,134,385,825	$-
Other Financial Instruments(a):
Variation Margin Receivable	375	-	-
Total Assets	$375	$4,134,385,825	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$11,969	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70265 05-21